Intangible assets - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment loss on software business goodwill		R$ 1,209,737	R$ 0	R$ 0
Impairment loss recognised in profit or loss, intangible assets and goodwill		3,558,049
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to costs and accumulated depreciation		138,337
Software in progress
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to costs and accumulated depreciation		R$ 136,433
Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Forecast period over cash flow to equity		5 years
Increased pre-tax discount rate		10000.00%
Decrease of perpetuity rate		5000.00%
Decrease percentage over cash flow to equity year one		100000.00%
Total for all cash-generating units | Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Description of growth rate used to extrapolate cash flow projections		5.00%
Total for all cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period		11.12%	11.73%
Total for all cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period		11.83%	13.75%
CGU 2 - Software [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on software business goodwill	R$ 3,558,049
Reversal of impairment loss	R$ 4,402,426